Share-based payments - Summary of Restricted Stock Unit Activity ( Parenthetical) (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Performance target achievement percentage	100.00%
Total grant date fair value of units vested | $ / shares	$ 32
Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares, Granted	10,209,706
Performance Restricted Stock Units (PRSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares, Granted	3,316,978